CECL (Details 11) SFr in Millions	Dec. 31, 2019 CHF (SFr)
Debt Securities Held-To-Maturity, Amortized Cost [Line Items]
Debt securities held-to-maturity	SFr 0
Bank
Debt Securities Held-To-Maturity, Amortized Cost [Line Items]
Debt securities held-to-maturity	SFr 0